TrueShares Structured Outcome (November) ETF
Schedule of Investments
March 31, 2022 (Unaudited)

	Shares / Principal Amount	Value
SHORT-TERM INVESTMENTS - 100.2%
Money Market Funds — 0.3%
First American Treasury Obligations Fund - Class X, 0.22% (a)	37,012	$37,012
Total Money Market Funds (Cost $37,012)		37,012

U.S. Treasury Bills - 99.9%
0.76%, 07/28/2022 (c)(d)	1,637,000	1,632,962
1.00%, 11/03/2022 (c)(d)	12,151,000	12,078,325
Total U.S. Treasury Bills (Cost $13,750,262)		13,711,287
TOTAL SHORT-TERM INVESTMENTS (Cost $13,787,274)		13,748,299
	Number of
	Contracts (b)		Notional Value
PURCHASED OPTIONS - 4.0%
PURCHASED CALL OPTIONS - 4.0%
CBOE SPDR S&P 500 ETF Trust
Expiration: October 31, 2022, Exercise Price: $460	227	549,515	$10,252,228
TOTAL PURCHASED OPTIONS (Cost $807,082)		549,515

TOTAL INVESTMENTS (Cost $14,594,356) - 104.2%		14,297,814
Other assets and liabilities, net - (4.2)%		(575,245)
TOTAL NET ASSETS - 100.0%		$13,722,569

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
SPDR	Standard & Poor's Depositary Receipt
(a) The rate shown is the seven-day yield at period end.
(b) Each contract has a multiplier of 100.
(c) The rate shown is the effective yield as of March 31, 2022.
(d) Designated as collateral for written options.

TrueShares Structured Outcome (November) ETF
Schedule of Written Options
March 31, 2022 (Unaudited)

	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (4.1)%
WRITTEN PUT OPTIONS - (4.1)%
CBOE SPDR S&P 500 ETF Trust
Expiration: October 31, 2022, Exercise Price: $414	333	$567,224	$15,039,612
TOTAL WRITTEN OPTIONS (Premiums Received $688,055)		$567,224

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
SPDR	Standard & Poor's Depositary Receipt
(a) Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Funds	$37,012	$-	$-	$37,012
U.S. Treasury Bills	-	13,711,287	-	13,711,287
Purchased Call Options	-	549,515	-	549,515
Total Investments - Assets	$37,012	$14,260,802	$-	$14,297,814
Other Financial Instruments - Liabilities:
Written Put Options	$-	$567,224	$-	$567,224